Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41475
Entity Registrant Name	PaxMedica, Inc
Entity Central Index Key	0001811623
Entity Tax Identification Number	85-0870387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Wyckoff Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Mahwah
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07430
City Area Code	(973)
Local Phone Number	879-9742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PXMD
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false